Loss per share - From continuing and discontinued operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
(Loss)/earnings
(Loss)/earnings for the purpose of basic (loss)/earnings per share being net loss attributable to equity shareholders of the Company, from the continuing operations	$ (46,326)	$ (54,347)	$ (225,576)
(Loss)/earnings for the purpose of diluted (loss)/earnings per share being net loss attributable to equity shareholders of the Company, from the continuing operations	(46,326)	(54,347)	(225,576)
(Loss)/earnings for the purpose of basic earnings/(loss) per share being net loss attributable to equity shareholders of the Company, from the discontinued operations	22	(8,377)	35,122
(Loss)/earnings for the purpose of diluted earnings/(loss) per share being net loss attributable to equity shareholders of the Company, from the discontinued operations	22	(8,377)	35,122
(Loss)/earnings for the purpose of basic (loss)/earnings per share being net loss attributable to equity shareholders of the Company	(46,304)	(62,724)	(190,454)
(Loss)/earnings for the purpose of diluted (loss)/earnings per share being net loss attributable to equity shareholders of the Company, from the discontinued operations	$ (46,304)	$ (62,724)	$ (190,454)
Number of shares
Weighted-average number of ordinary shares for the purposes of basic (loss)/earnings per share (in shares)	12,494,648	11,246,010	5,069,315
Weighted-average number of ordinary shares for the purposes of diluted (loss)/earnings per share (in shares)	12,494,648	11,246,010	5,069,315